Comparative Information	6 Months Ended
Dec. 31, 2022
Comparative Information [abstract]
Comparative Information

Note 4. Comparative Information

The information as of June 30, 2022 and for the six-month period ended December 31, 2021 disclosed for comparative purposes arises from the consolidated financial statements of Moolec as of those dates.

The exchange of shares related to the Capital Reorganization contemplated by the Business Combination Agreement, explained in Note 1, has been given a retrospective effect in the share capital of the statement of changes in equity and in Net loss per share purposes in Note 15.